Manufacturing expenses (Details) - Manufacturing expenses. - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of manufacturing expenses [Line items]
Staff costs	€ 1,625,000	€ 1,211,000	€ 613,000
Consulting and contractors' fees	279,000
Manufacturing	2,693,000	2,427,000	1,071,000
Travel	36,000	25,000	41,000
Other	409,000	139,000	87,000
Capitalized costs	(282,000)	(3,342,000)	(1,323,000)
Total manufacturing expenses	€ 4,760,000	€ 460,000	€ 489,000